ENVIRONMENTAL REMEDIATION LIABILITY AND RECLAMATION PROVISION (Details) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011
Environmental remediation liability
Environmental remediation	$ 4,066,000	$ 4,066,000
Environmental remediation liability	30,600,000	30,600,000
Environmental remediation liability, current	9,275,000	9,275,000	26,069,000
Accrued future environmental remediation cost	4,400,000
Goldex mine
Environmental remediation liability
Environmental remediation	3,500,000	15,800,000
Environmental remediation liability	30,600,000	30,600,000
Environmental remediation liability, current	$ 9,300,000	$ 9,300,000